Condensed Consolidated Balance Sheets	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)
Current Assets
Cash	$ 548,151	$ 135,125
Restricted cash	1,617,000	18,690
Accounts receivable, net - trade	10,758,119	13,824,937
Accounts receivable, net - related party		2,654
Inventory, net	583,639	1,459,247
Advances to suppliers	23,371,852	14,034,379
Other current assets	143,410	229,996
Total current assets	37,022,171	29,705,028
Property, plant and equipment, net	265,895	139,468
Intangible assets, net	80,642	38,135
Operating lease right-of-use assets, net	823,038
Restricted cash - non-current		600,000
Total Assets	38,191,746	30,482,631
Current Liabilities
Short-term bank loans	2,058,000	1,400,894
Bank acceptance notes payable	3,234,000
Accounts payable	413,255	293,264
Due to related parties	1,716,270	2,652,882
Convertible notes payable		2,926,361
Operating lease liabilities - current	138,850
Other current liabilities	807,012	871,679
Total current liabilities	8,367,387	8,145,080
Operating lease liabilities - non-current	669,202
Total Liabilities	9,036,589	8,145,080
Equity
Common stock, $0.001 par value, 200,000,000 shares authorized, 20,517,703 shares issued and outstanding at September 30, 2020; and 20,000,000 shares authorized, 12,589,857 shares issued and outstanding at September 30, 2019	20,518	12,590
Additional paid-in capital	20,335,228	15,762,867
Statutory reserve	972,092	597,528
Retained earnings	6,770,426	6,321,384
Accumulated other comprehensive income (loss)	186,912	(1,195,866)
Total Farmmi, Inc.'s Stockholders' Equity	28,285,176	21,498,503
Non-controlling Interest	869,981	839,048
Total Equity	29,155,157	22,337,551
Total Liabilities and Equity	$ 38,191,746	$ 30,482,631